Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consist of the following:
	As of December 31, 2025	As of December 31, 2024

Trading goods	$2,844	$128,977